Commitments	12 Months Ended
Jun. 30, 2021
Disclosure of maturity analysis for non-derivative financial liabilities [abstract]
Commitments
1 8 .	COMMITMENTS
The Company’s minimum payments required under contractual commitments for software subscriptions, for the years ended June 30, are as follows:

2022	$1,337
2023	659
2024	114

$2,110